Events occurring after the reporting period	6 Months Ended
Dec. 31, 2022
Events Occurring After Reporting Period
Events occurring after the reporting period

9 Events occurring after the reporting period

On 6 February 2023, the Company announced that it had entered into definitive agreements with several institutional investors for the purchase and sale in a registered direct offering of 3,846,155 American Depositary Shares (“ADSs”) (or ADS equivalent in lieu thereof), each representing six hundred (600) ordinary shares of the Company, at a purchase price of $1.30 per ADS. On 8 February 2023, GTG announced that the direct offering had closed and USD$5 million, before deducting the placement agent’s fees and other offering expenses, had been raised.

On 3 February 2023, GTG announced the launch of the first Comprehensive Risk Test for Breast & Ovarian Cancer. The test evaluates a woman’s risk of developing Breast and/or Ovarian Cancer either from a hereditary genetic mutation or from the far more common familial or sporadic cancer. In combination with other clinical risk factors, the test provides a comprehensive risk assessment in a simple saliva test.

On 1 February 2023, the Company announced the intention to form a strategic alliance with QIAGEN, a global leader in molecular testing with operations in 35 countries. The alliance will establish and develop a ‘Centre of Excellence’ facility in Australia initially servicing Australia and New Zealand with potential for expansion, showcasing the Life Science and Diagnostics expertise of both organizations throughout the region. The partnership will further enhance GTG’s reputation as a regional leader in precision medicine in predicative and consumer genomics, utilizing QIAGEN technologies. The relationship is expected to open a wide range of new commercial opportunities for GTG with enhanced automation capability and increased capacity supporting long-term revenue growth. Additionally, this initiative will unlock the Australian reimbursable market for various testing categories, including the geneType hereditary cancer test. This will make the geneType Breast, Ovarian and Colorectal cancer tests the most comprehensive offering in the market later in 2023.

Except for the above, no matter or circumstance has occurred subsequent to period end that has significantly affected, or may significantly affect, the operations of the group, the results of those operations or the state of affairs of the group or economic entity in subsequent financial periods.